Shareholder Report, Holdings (Details)	May 31, 2026
C000261240 [Member] | Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000261240 [Member] | Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000261240 [Member] | Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000261240 [Member] | Jabil, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000261240 [Member] | Modine Manufacturing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000261240 [Member] | Comfort Systems USA, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000261240 [Member] | Dave, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261240 [Member] | Deckers Outdoor Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000261240 [Member] | Tapestry, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261240 [Member] | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000261240 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.30%
C000261240 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000261240 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000261240 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000261240 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000261240 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000261240 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000261240 [Member] | Written Options1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.50%)
C000261241 [Member] | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000261241 [Member] | Analog Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000261241 [Member] | Caterpillar, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000261241 [Member] | Eaton Corp. PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000261241 [Member] | Snap-on, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000261241 [Member] | Parker-Hannifin Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000261241 [Member] | Goldman Sachs Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000261241 [Member] | WW Grainger, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000261241 [Member] | Hubbell, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000261241 [Member] | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000261241 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000261241 [Member] | Financial Service [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000261241 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.20%
C000261241 [Member] | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000261241 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000261241 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000261241 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000261241 [Member] | Written Options1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000261241 [Member] | Fixed Income ETFs [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%